Shareholder Report, Holdings (Details) - C000237980 [Member]	Jan. 31, 2025
Fortinet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Genpact Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Texas Roadhouse, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Deckers Outdoor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Energy Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%